Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Jun. 04, 2021	Jan. 19, 2021	Jun. 30, 2020	Jan. 31, 2021
Subsequent Event [Line Items]
Repayment in full of outstanding principal and accrued interest			$ 3,441
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock acquired by an existing equity holders from certain employees and nonemployee service providers		3,132
Price per share		$ 8.90
Repayment in full of outstanding principal and accrued interest	$ 5,046
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Equity conversion, number of common stock shares issued	63,756
Conversion of preferred stock and common stock, conversion per shares	0.8971
Subsequent Event [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Redeemable convertible preferred shares converted	71,069
Subsequent Event [Member] | A Special Purpose Acquisition Company - A wholly Owned Subsidiary of TSIA
Subsequent Event [Line Items]
Definitive merger agreement, ownership percentage before merger		100.00%
Definitive merger agreement, ownership percentage after merger		64.20%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate future minimum purchases of inventory				$ 3,255
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt conversion, outstanding principal amount converted	$ 50,000
Subsequent Event [Member] | Convertible Debt [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Debt conversion, number of common stock shares issued	6,925